UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2001

Check here if Amendment [ ]; Amendment Number:______________________
  This Amendment (Check only one.):   [ ]  is a restatement.
                                      [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Hennessy Advisors, Inc.
Address:    The Courtyard Square
            750 Grant Avenue
            Suite 100
            Novato, CA  94945

Form 13F File Number:   028-06715

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Teresa M. Nilsen
Title:   Executive Vice President and Chief Financial Officer
Phone:   (415) 899-1555

Signature, Place, and Date of Signing:


     /s/ Teresa M. Nilsen               Novato, CA                10/18/01
     ---------------------------------------------------------------------
     Teresa M. Nilsen                                               Date

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:              114

Form 13F Information Table Value Total:        $ 196,297
                                              (thousands)


List of Other Included Managers:   NONE

Provide a numbered list of the name(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




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


                                                     FORM 13F INFORMATION TABLE

                                              Name of Reporting Manager: Hennessy Funds

  Column 1:      Column 2:   Column 3:    Column 4:      Column 5:               Column 6:         Column 7:         Column 8:
                                           Market
                  Title        CUSIP       Value         Shares or                                  Other
Name of Issuer   of Class      Number    (x $1,000)   Principal Amount     Investment Discretion   Managers      Voting Authority
--------------   ---------   ---------   ----------  -------------------   ----------------------  ---------  ----------------------
                                                               SH/  Put/         Shared-  Shared-
                                                               PRN  Call   Sole  Defined   Other                 Sole   Shared  None
                                                               ---  ----   ----  -------  -------                ----   ------  ----

ABN AMRO HLDG
 N V  -SPON ADR   COMMON     000937102        348     18,369    SH         SOLE                                18,369
ADVANCE PCS       COMMON     00790K109      4,182     65,300    SH         SOLE                                65,300
Aegon Nv Ord
 Reg Amer         COMMON     007924103        288     10,136    SH         SOLE                                10,136
ALBERTSONS INC    COMMON     013104104        474     15,800    SH         SOLE                                15,800
ALLIED WASTE
 INDS INC         COMMON     019589308      3,809    203,900    SH         SOLE                               203,900
AMERISOURCE
 HEALTH CP -CL A  COMMON     03071P102      3,255     58,800    SH         SOLE                                58,800
AMSOUTH
 BANCORPORATION   COMMON     032165102        497     26,900    SH         SOLE                                26,900
ANGLO AMERICAN
 PLC              COMMON     03485P102        275     18,385    SH         SOLE                                18,385
AT&T CORP         COMMON     001957109      1,650     75,263    SH         SOLE                                75,263
BANK of AMERICA
 CORP             COMMON     060505104      1,351     22,503    SH         SOLE                                22,503
BARRETT
 RESOURCES CORP   COMMON     068480201      1,365     23,137    SH         SOLE                                23,137
BEAZER HOMES
 USA INC          COMMON     07556Q105      4,711     74,200    SH         SOLE                                74,200
Bellsouth
 Corporation      COMMON     079860102        374      9,298    SH         SOLE                                 9,298
BEVERLY
 ENTERPRISES      COMMON     087851309      3,881    362,700    SH         SOLE                               362,700
BRITISH AIRWAYS
 PLC  -ADR        COMMON     110419306        328      6,700    SH         SOLE                                 6,700
BRITISH AMERN
 TOB PLC  -ADR    COMMON     110448107        409     25,900    SH         SOLE                                25,900
BRITISH TELECOM
 PLC  -ADR        COMMON     111021408        272      4,200    SH         SOLE                                 4,200
CA NAC TELEFONOS
 VENEZ  -ADR      COMMON     204421101        478     20,400    SH         SOLE                                20,400
CARDINAL HEALTH
 INC              COMMON     14149Y108      3,084     44,700    SH         SOLE                                44,700
CAREMARK RX INC   COMMON     141705103      3,601    218,900    SH         SOLE                               218,900



                                                                 3


CATERPILLAR INC   COMMON     149123101      1,741     34,716    SH         SOLE                                34,716
CBRL GROUP INC    COMMON     12489V106      2,768    163,312    SH         SOLE                               163,312
CEMEX S A  -ADR   COMMON     151290889        554     20,924    SH         SOLE                                20,924
CHEVRON CORP      COMMON     166751107      3,323    184,236    SH         SOLE                               184,236
COMERICA INC      COMMON     200340107        420      7,300    SH         SOLE                                 7,300
CONAGRA INC       COMMON     205887102        323     16,300    SH         SOLE                                16,300
COVENTRY HEALTH
 CARE             COMMON     222862104      2,248    111,300    SH         SOLE                               111,300
CSX CORP          COMMON     126408103        576     15,900    SH         SOLE                                15,900
D R HORTON INC    COMMON     23331A109      3,063    134,925    SH         SOLE                               134,925
DAIMLERCHRYSLER   COMMON      sedol -         410      8,900    SH         SOLE                                 8,900
 AG                           2307389
DIAGEO PLC  -ADR  COMMON     25243Q205        413      9,400    SH         SOLE                                 9,400
DOW CHEMICAL      COMMON     260543103        419     12,600    SH         SOLE                                12,600
DREYER'S GRAND
 ICE CREAM INC    COMMON     261878102      2,570     92,100    SH         SOLE                                92,100
DU PONT (E I)
 DE NEMOURS       COMMON     263534109      1,603     33,340    SH         SOLE                                33,340
DYNEGY INC        COMMON     26816Q101      2,465     53,000    SH         SOLE                                53,000
EASTMAN KODAK CO  COMMON     277461109      1,526     32,720    SH         SOLE                                32,720
EL PASO ENERGY
 CORP/DE          COMMON     28336L109      2,180     41,500    SH         SOLE                                41,500
Emerson Electric  COMMON     291011104        847     14,000    SH         SOLE                                14,000
ESTERLINE
 TECHNOLOGIES     COMMON     297425100      2,460    113,108    SH         SOLE                               113,108
EXPRESS SCRIPTS
 INC  -CL A       COMMON     302182100      3,192     58,000    SH         SOLE                                58,000
EXXON MOBIL
 CORPORATION      COMMON     30231G102        698      7,992    SH         SOLE                                 7,992



                                                                 4


FIRST UNION
 CORP (N C)       COMMON     337358105        527     15,080    SH         SOLE                                15,080
FLEETBOSTON
 FINANCIAL CORP   COMMON     339030108        442     11,210    SH         SOLE                                11,210
FOOTSTAR INC      COMMON     344912100      2,064     60,000    SH         SOLE                                60,000
FORD MOTOR CO     COMMON     345370860        422     17,170    SH         SOLE                                17,170
FRONTIER
 AIRLINES INC     COMMON     359065109      1,763    143,950    SH         SOLE                               143,950
General Electric
 Company          COMMON     369604103        373      7,645    SH         SOLE                                 7,645
GENERAL MOTORS
 CORP             COMMON     370442105      1,662     25,867    SH         SOLE                                25,867
GOLDEN STATE
 BANCORP INC      COMMON     381197102      2,911     94,500    SH         SOLE                                94,500
HANSON PLC  -ADR  COMMON     411352404        466     12,500    SH         SOLE                                12,500
HEALTH NET INC
 - CL A           COMMON     42222G108      1,973    113,400    SH         SOLE                               113,400
HEINZ (H J) CO    COMMON     423074103        364      8,900    SH         SOLE                                 8,900
IMPERIAL CHEM
 INDS PLC  -ADR   COMMON     452704505        311     13,100    SH         SOLE                                13,100
INTERNATIONAL
 PAPER CO         COMMON     460146103      1,123     31,512    SH         SOLE                                31,512
J.P. MORGAN
 CHASE & COMPANY  COMMON     46625H100      1,116     25,034    SH         SOLE                                25,034
KELLOGG CO        COMMON     487836108        458     15,800    SH         SOLE                                15,800
L-3 COMMUNICA-
 TIONS HLDGS INC  COMMON     502424104      2,945     38,600    SH         SOLE                                38,600
LENNAR CORP       COMMON     526057104      3,415     81,900    SH         SOLE                                81,900
MAY DEPARTMENT
 STORES CO        COMMON     577778103        476     13,900    SH         SOLE                                13,900
MDC HOLDINGS INC  COMMON     552676108      3,510     99,150    SH         SOLE                                99,150
MERITAGE CORP     COMMON     59001A102      3,666     79,700    SH         SOLE                                79,700
METHANEX CORP     COMMON     59151K108      2,422    461,300    SH         SOLE                               461,300




                                                                 5


MID ATLANTIC
 MEDICAL SVCS     COMMON     59523C107      2,688    149,900    SH         SOLE                               149,900
Minnesota Mining
 & Mfg            COMMON     604059105        721      6,300    SH         SOLE                                 6,300
NATIONAL
 AUSTRALIA BK
 -ADS             COMMON     632525408        442      5,000    SH         SOLE                                 5,000
NATIONAL CITY
 CORP             COMMON     635405103        468     15,200    SH         SOLE                                15,200
NATIONWIDE FINL
 SVCS  -CL A      COMMON     638612101      2,728     62,500    SH         SOLE                                62,500
NEWELL
 RUBBERMAID INC   COMMON     651229106        454     18,100    SH         SOLE                                18,100
NEWPORT NEWS
 SHIPBUILDING     COMMON     652228107      3,602     58,800    SH         SOLE                                58,800
NORFOLK SOUTHERN
 CORP             COMMON     655844108        604     29,100    SH         SOLE                                29,100
NVR INC           COMMON     62944T105      3,552     24,000    SH         SOLE                                24,000
OCCIDENTAL
 PETROLEUM CORP   COMMON     674599105        481     18,100    SH         SOLE                                18,100
OFFSHORE
 LOGISTICS        COMMON     676255102      2,618    137,800    SH         SOLE                               137,800
OWENS & MINOR
 INC              COMMON     690732102      3,179    167,300    SH         SOLE                               167,300
OXFORD HEALTH
 PLANS INC        COMMON     691471106      2,151     75,200    SH         SOLE                                75,200
PEPSI BOTTLING
 GROUP INC        COMMON     713409100      2,991     74,600    SH         SOLE                                74,600
PERFORMANCE FOOD
 GROUP CO         COMMON     713755106      3,501    115,800    SH         SOLE                               115,800
PHILIP MORRIS
 COS INC          COMMON     718154107      1,885     38,090    SH         SOLE                                38,090
PITNEY BOWES INC  COMMON     724479100        535     12,700    SH         SOLE                                12,700
PPG INDUSTRIES
 INC              COMMON     693506107        489      9,300    SH         SOLE                                 9,300
PPL CORP          COMMON     69351T106      3,614     65,700    SH         SOLE                                65,700
PROCTER & GAMBLE
 CO               COMMON     742718109        571      8,950    SH         SOLE                                 8,950
PULTE CORP        COMMON     745867101      3,001     70,400    SH         SOLE                                70,400



                                                                 6


RARE HOSPITALITY
 INTL INC         COMMON     753820109      3,008    133,100    SH         SOLE                               133,100
REEBOK
 INTERNATIONAL
 LTD              COMMON     758110100      3,470    108,600    SH         SOLE                               108,600
REGIONS FINL
 CORP             COMMON     758940100        499     15,600    SH         SOLE                                15,600
RENT-A-CENTER
 INC              COMMON     76009N100      4,529     86,100    SH         SOLE                                86,100
RJ REYNOLDS
 TOBACCO HLDGS    COMMON     76182K105      3,325     60,900    SH         SOLE                                60,900
RYLAND GROUP INC  COMMON     783764103      3,689     72,900    SH         SOLE                                72,900
SBC COMMUNICA-
 TIONS INC        COMMON     78387G103      1,443     36,042    SH         SOLE                                36,042
SCHEIN HENRY INC  COMMON     806407102      3,437     85,800    SH         SOLE                                85,800
STANDARD PACIFIC
 CP               COMMON     85375C101      2,940    127,000    SH         SOLE                               127,000
STEWART &
 STEVENSON
 SERVICES         COMMON     860342104      4,316    130,800    SH         SOLE                               130,800
TELECOM
 ARGENTINA
 -ADR B           COMMON     879273209        396     25,600    SH         SOLE                                25,600
TELEFONICA DE
 ARGENT  -S ADR   COMMON     879378206        234     12,800    SH         SOLE                                12,800
TENET HEALTHCARE
 CORP             COMMON     88033G100      3,446     66,800    SH         SOLE                                66,800
TEXTRON INC       COMMON     883203101        506      9,200    SH         SOLE                                 9,200
TOLL BROTHERS
 INC              COMMON     889478103      2,854     72,600    SH         SOLE                                72,600
TOMKINS PLC
 -ADR             COMMON     890030208        495     47,600    SH         SOLE                                47,600
TRIGON
 HEALTHCARE INC   COMMON     89618L100      2,477     38,200    SH         SOLE                                38,200
U G I
 Corporation New  COMMON     902681105        208      7,700    SH         SOLE                                 7,700
UNION PLANTERS
 CORP             COMMON     908068109        511     11,720    SH         SOLE                                11,720
UNIVERSAL HEALTH
 SVCS  -CL B      COMMON     913903100      2,457     54,000    SH         SOLE                                54,000
US Bancorp        COMMON     902973304        415     18,200    SH         SOLE                                18,200



                                                                 7


USX-MARATHON
 GROUP            COMMON     902905827        440     14,900    SH         SOLE                                14,900
VENATOR GROUP
 INC              COMMON     922944103      2,931    191,600    SH         SOLE                               191,600
Verizon
 Communications   COMMON     92343V104        936     17,489    SH         SOLE                                17,489
WACHOVIA CORP     COMMON     929771103        562      7,900    SH         SOLE                                 7,900
Wells Fargo &
 Co New           COMMON     949746101        868     18,690    SH         SOLE                                18,690
Westamerica
 Bancorp          COMMON     957090103        465     11,835    SH         SOLE                                11,835
WESTERN GAS
 RESOURCES INC    COMMON     958259103      2,872     88,100    SH         SOLE                                88,100
WESTPAC BANKING
 -SPON ADR        COMMON     961214301        399     10,900    SH         SOLE                                10,900
WEYERHAEUSER CO   COMMON     962166104        467      8,500    SH         SOLE                                 8,500
XEROX CORP        COMMON     984121103        587     61,300    SH         SOLE                                61,300
  TOTAL                                   196,297



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